UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1101 Stewart Avenue, Garden City, New York 11530

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

516-542-3000

Date of fiscal year end:

8/31

Date of reporting period:  5/31/11

Item 1.  Schedule of Investments.

Saratoga Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2011 (Unaudited)
Shares			Value

	COMMON STOCK - 97.7%
	AEROSPACE/DEFENSE - 3.1%
7,900	Goodrich Corp.		$ 689,591

	AUTO PARTS & EQUIPMENT - 6.8%
18,400	Johnson Controls, Inc.		728,640
13,700	TRW Automotive Holdings Corp. *		779,119
			1,507,759
	BANKS - 3.9%
18,800	State Street Corp.		860,476

	CHEMICALS - 3.1%
8,100	FMC Corp.		683,235

	COMMERCIAL SERVICES - 9.1%
20,800	Hertz Global Holdings, Inc. *		335,920
28,400	Lender Processing Services, Inc.		754,872
11,200	Visa, Inc. - Cl. A		907,872
			1,998,664
	COMPUTERS - 2.9%
17,100	Hewlett-Packard Co.		639,198

	ENGINEERING & CONSTRUCTION - 2.9%
17,000	Chicago Bridge & Iron Co. NV		647,020

	ENTERTAINMENT - 3.2%
18,000	Bally Technologies, Inc. *		709,380

	HAND/MACHINE TOOLS - 3.2%
9,500	Stanley Black & Decker, Inc.		701,860

	HEALTHCARE-PRODUCTS - 2.0%
7,500	Baxter International, Inc.		446,400

	INSURANCE - 9.3%
15,300	MetLife, Inc.		674,730
14,200	Prudential Financial, Inc.		905,676
7,250	Reinsurance Group of America, Inc.		460,593
			2,040,999
	LODGING - 2.2%
13,900	Wyndham Worldwide Corp.		483,859

	MACHINERY-DIVERSIFIED - 2.3%
4,100	Flowserve Corp.		497,043

	MISCELLANEOUS MANUFACTURING - 5.5%
13,700	Ingersoll-Rand PLC		683,630
10,900	Tyco International, Ltd.		537,915
			1,221,545
	OFFICE/BUSINESS EQUIPMENT - 3.5%
75,300	Xerox Corp.		768,813

	OIL & GAS - 6.4%
8,700	Devon Energy Corp.		731,409
6,200	Occidental Petroleum Corp.		668,670
			1,400,079
	OIL & GAS SERVICES - 12.2%
12,400	Baker Hughes, Inc.		916,732
13,000	Cameron International Corp. *		619,580
14,100	Halliburton Co.		707,115
5,200	Schlumberger, Ltd.		445,744
			2,689,171
	PHARMACEUTICALS - 10.0%
8,000	McKesson Corp.		684,880
29,800	Mylan, Inc. *		701,641
12,600	Watson Pharmaceuticals, Inc. *		810,810
			2,197,331
	RETAIL - 6.1%
20,900	CVS Caremark Corp.		808,620
10,200	Kohl's Corp.		543,048
			1,351,668

	TOTAL COMMON STOCK (Cost - $18,645,756)		21,534,091

	SHORT-TERM INVESTMENTS - 2.3%
499,195	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 6/1/2011
	(Cost - $499,195)		499,195

	TOTAL INVESTMENTS - 100.0% (Cost - $19,144,951) (a)		$ 22,033,286
	OTHER LIABILITIES LESS ASSETS - 0.0%		(9,656)
	NET ASSETS - 100.0%		$ 22,023,631

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 3,146,388
		Unrealized depreciation:	(258,053)
		Net unrealized appreciation:	$ 2,888,335

Saratoga Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2011 (Unaudited)
Shares		Value

	COMMON STOCK - 99.3%
	ADVERTISING - 2.1%
12,085	Omnicom Group, Inc.	$ 565,215

	BEVERAGES - 3.9%
10,116	Coca-Cola Co. (The)	675,850
4,830	Diageo PLC	410,985
		1,086,835
	BIOTECHNOLOGY - 5.2%
18,727	Amgen, Inc. *	1,133,733
3,296	Biogen Idec, Inc. *	312,230
		1,445,963
	COMMERCIAL SERVICES - 11.5%
8,031	Automatic Data Processing, Inc.	442,588
44,549	SEI Investments Co.	1,053,138
20,783	Visa, Inc. - Cl. A	1,684,670
		3,180,396
	COSMETICS/PERSONAL CARE - 2.7%
11,289	Procter & Gamble Co. (The)	756,363

	DIVERSIFIED FINANCIAL SERVICES - 8.3%
23,463	American Express Co.	1,210,691
3,622	Franklin Resources, Inc.	469,339
17,743	Legg Mason, Inc.	600,423
		2,280,453
	FOOD - 2.5%
46,995	Danone	693,646

	HEALTHCARE-PRODUCTS - 4.9%
10,785	Medtronic, Inc.	438,950
13,570	Zimmer Holdings, Inc. *	919,503
		1,358,453
	HOUSEHOLD PRODUCTS/WARES - 1.5%
5,902	Clorox Co.	415,973

	INTERNET - 13.9%
9,271	Amazon.com, Inc. *	1,823,513
8,042	Blue Nile, Inc. * +	402,100
3,022	Google, Inc. - Cl. A *	1,598,698
		3,824,311
	MEDIA - 3.7%
9,281	Factset Research Systems, Inc.	1,028,892

	OIL & GAS SERVICES - 2.9%
9,410	Schlumberger, Ltd.	806,625

	PHARMACEUTICALS - 5.6%
15,443	Merck & Co., Inc.	567,530
15,107	Novartis AG	974,704
		1,542,234
	RETAIL - 2.3%
10,653	Home Depot, Inc.	386,491
7,281	Lowe's Cos., Inc.	175,763
1,515	Target Corp.	75,038
		637,292
	SEMICONDUCTORS - 3.0%
10,829	Altera Corp.	520,767
7,447	Analog Devices, Inc.	306,593
		827,360
	SOFTWARE - 7.6%
19,769	Microsoft Corp.	494,423
46,445	Oracle Corp.	1,589,348
		2,083,771
	TELECOMMUNICATIONS - 10.3%
85,188	Cisco Systems, Inc.	1,431,158
23,842	Qualcomm, Inc.	1,396,903
		2,828,061
	TRANSPORTATION - 7.4%
18,304	Expeditors International of Washington, Inc.	966,817
14,600	United Parcel Service, Inc. - Cl. B	1,072,954
		2,039,771

	TOTAL COMMON STOCK (Cost - $26,981,025)	27,401,614

	SHORT-TERM INVESTMENTS - 0.6%
162,757	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 6/1/2011
	(Cost - $162,757)	162,757

Principal
	COLLATERAL FOR SECURITIES LOANED - 1.1%
$ 310,437	BNY Mellon Overnight Government Fund, to yield 0.13%, 6/1/11 with a maturity
	value of $310,438 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $310,437)	310,437

	TOTAL INVESTMENTS - 101.0% (Cost - $27,454,219) (a)	$ 27,874,808
	OTHER LIABILITIES LESS ASSETS - (1.0) %	(314,504)
	NET ASSETS - 100.0%	$ 27,560,304

* Non-income producing securities.
+ All or a portion of the security is on loan.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 874,609
	Unrealized depreciation:	(454,020)
	Net unrealized appreciation:	$ 420,589

Saratoga Mid Capitalization Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2011 (Unaudited)
Shares		Value

	COMMON STOCK - 95.8%
	AGRICULTURE - 1.8%
2,525	Lorillard, Inc.	$ 291,082

	APPAREL - 0.7%
1,175	VF Corp.	117,112

	AUTO MANUFACTURERS - 1.9%
4,675	Navistar International Corp. *	307,942

	AUTO PARTS & EQUIPMENT - 3.6%
2,600	Autoliv, Inc.	200,148
3,500	Tenneco, Inc. *	146,125
3,475	WABCO Holdings, Inc. *	238,211
		584,484
	BEVERAGES - 1.6%
3,500	Hansen Natural Corp. *	250,775

	BIOTECHNOLOGY - 1.7%
5,400	Life Technologies Corp. *	280,638

	CHEMICALS - 7.7%
2,350	Airgas, Inc.	162,338
7,025	Celanese Corp.	365,932
3,025	FMC Corp.	255,159
4,850	International Flavors & Fragrances, Inc.	310,691
5,750	Solutia, Inc. *	143,578
		1,237,698
	COAL - 0.7%
875	Walter Energy, Inc.	108,981

	COMMERCIAL SERVICES - 3.4%
7,525	SEI Investments Co.	177,891
5,925	Towers Watson & Co.	375,941
		553,832
	COMPUTERS - 1.8%
14,475	NCR Corp. *	282,552

	DISTRIBUTION/WHOLESALE - 1.9%
5,550	WESCO International, Inc. *	308,580

	DIVERSIFIED FINANCIAL SERVICING - 3.1%
2,525	Affiliated Managers Group, Inc. *	266,968
9,750	Invesco, Ltd.	240,533
		507,501
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
2,325	Hubbell, Inc.	153,822

	ELECTRONICS - 2.8%
4,975	Agilent Technologies, Inc. *	248,103
4,700	Arrow Electronics, Inc. *	209,761
		457,864
	ENERGY EQUIPMENT - 2.1%
3,200	Dresser-Rand Group, Inc. *	168,256
4,700	Superior Energy Services, Inc. *	176,109
		344,365
	ENGINEERING & CONSTRUCTION - 2.3%
2,250	Fluor Corp.	155,093
10,450	McDermott International, Inc. *	221,749
		376,842
	FOOD - 2.8%
3,225	JM Smucker Co. (The)	255,678
2,200	Ralcorp Holdings, Inc. *	193,468
		449,146
	HAND/MACHINE TOOLS - 1.3%
5,050	Kennametal, Inc.	210,737

	HOUSEHOLD PRODUCTS/WARES - 2.0%
9,050	Jarden Corp.	317,112

	INSURANCE - 7.2%
10,025	Lincoln National Corp.	294,234
6,025	Reinsurance Group of America, Inc.	382,768
6,950	Willis Group Holdings PLC	288,425
8,075	XL Group PLC	191,055
		1,156,482
	INTERNET - 1.6%
8,000	Digital River, Inc. *	260,400

	INVESTMENT COMPANIES - 3.1%
22,400	Apollo Investment Corp.	255,584
14,100	Ares Capital Corp.	237,162
		492,746
	MACHINERY-DIVERSIFIED - 2.5%
2,400	AGCO Corp. *	124,008
2,325	Flowserve Corp.	281,860
		405,868
	MEDIA - 4.2%
16,425	CBS Corp.	459,079
4,975	Discovery Communications, Inc. *	216,711
		675,790
	MISCELLANEOUS MANUFACTURING - 3.3%
4,000	Cooper Industries PLC	251,400
3,150	Ingersoll-Rand PLC	157,185
1,400	SPX Corp.	116,074
		524,659
	OIL & GAS - 2.9%
1,525	Cimarex Energy Co.	146,293
1,800	Noble Energy, Inc.	167,760
1,675	Pioneer Natural Resources Co.	153,798
		467,851
	PACKAGING & CONTAINERS - 4.4%
9,900	Crown Holdings, Inc. *	402,039
10,325	Packaging Corp. of America	300,457
		702,496
	PHARMACEUTICALS - 1.2%
3,803	Valeant Pharmaceuticals International, Inc.	199,145

	PIPELINES - 0.8%
6,375	El Paso Corp.	134,194

	REITS - 3.1%
8,775	Apartment Investment & Management Co.	234,556
15,298	Host Hotels & Resorts, Inc.	268,939
		503,495
	RETAIL - 6.2%
6,425	Big Lots, Inc. *	214,659
6,325	Collective Brands, Inc. *	98,670
4,500	Dollar General Corp. *	157,815
5,150	Guess?, Inc.	235,458
4,425	Phillips-Van Heusen Corp.	291,917
		998,519
	SEMICONDUCTORS - 4.6%
5,200	Altera Corp.	250,068
7,850	Avago Technologies, Ltd. +	265,252
9,175	Skyworks Solutions, Inc. *	233,687
		749,007
	SOFTWARE - 4.9%
3,800	Adobe Systems, Inc. *	131,594
1,900	Intuit, Inc. *	102,543
17,275	Nuance Communications, Inc. *	379,359
7,650	Parametric Technology Corp. *	178,168
		791,664
	TRANSPORTATION - 1.6%
19,250	Swift Transportation Co. - Cl. A *	260,838

	TOTAL COMMON STOCK (Cost - $12,044,874)	15,464,219

	SHORT-TERM INVESTMENTS - 4.3%
698,992	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 6/1/2011
	(Cost - $698,992)	698,992

Principal
	COLLATERAL FOR SECURITIES LOANED - 1.7%
$ 270,825	BNY Mellon Overnight Government Fund, to yield 0.13%, 6/1/11 with a maturity
	value of $270,826 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $270,825)	270,825

	TOTAL INVESTMENTS - 101.8% (Cost - $13,014,691) (a)	$ 16,434,036
	OTHER LIABILITIES LESS ASSETS - (1.8) %	(318,404)
	NET ASSETS - 100.0%	$ 16,115,632

* Non-income producing securities.
+ All or a portion of the security is on loan.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 3,506,801
	Unrealized depreciation:	(87,456)
	Net unrealized appreciation:	$ 3,419,345

Saratoga Small Cap Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2011 (Unaudited)
Shares		Value

	COMMON STOCK - 94.2%
	AEROSPACE/DEFENSE - 1.9%
9,200	AAR Corp.	$ 242,788

	APPAREL - 3.4%
6,900	Carter's, Inc. * +	218,730
7,200	Hanesbrands, Inc. *	218,232
		436,962
	BANKS - 6.5%
10,100	First Midwest Bancorp, Inc.	123,624
3,200	MB Financial, Inc.	63,584
19,100	National Penn Bancshares, Inc.	144,205
5,800	Prosperity Bancshares, Inc.	253,750
10,300	Trustmark Corp.	245,552
		830,715
	CHEMICALS - 2.1%
11,200	RPM International, Inc.	263,200

	COMMERCIAL SERVICES - 3.0%
1,800	MAXIMUS, Inc.	150,840
3,700	Towers Watson & Co.	234,765
		385,605
	COMPUTERS - 1.0%
5,300	Netscout Systems, Inc. *	122,960

	DISTRIBUTION/WHOLESALE - 2.2%
8,200	Owens & Minor, Inc.	283,720

	ELECTRIC - 7.2%
9,500	Cleco Corp.	333,355
11,300	Portland General Electric Co.	293,461
10,700	Westar Energy, Inc.	290,933
		917,749
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.4%
4,300	General Cable Corp. *	179,525

	ENGINEERING & CONSTRUCTION - 4.5%
2,600	Chicago Bridge & Iron Co. NV	98,956
6,200	EMCOR Group, Inc. *	188,294
14,100	Tutor Perini Corp.	286,230
		573,480
	ENVIRONMENTAL CONTROL - 1.0%
7,200	Calgon Carbon Corp. *	124,200

	FOOD - 3.1%
5,300	J&J Snack Foods Corp.	273,056
2,100	Lancaster Colony Corp.	127,344
		400,400
	HEALTHCARE-PRODUCTS - 4.2%
4,700	Teleflex, Inc.	291,870
5,400	West Pharmaceutical Services, Inc.	250,992
		542,862
	HEALTHCARE-SERVICES - 1.6%
3,900	Magellan Health Services, Inc. *	206,466

	INSURANCE - 6.1%
7,700	Argo Group International Holdings, Ltd.	227,535
7,300	Aspen Insurance Holdings, Ltd.	196,078
7,700	Protective Life Corp.	185,878
7,200	Tower Group, Inc.	174,960
		784,451
	MACHINERY-DIVERSIFIED - 1.3%
2,500	Wabtec Corp.	168,975

	MISCELLANEOUS MANUFACTURING - 8.5%
4,350	AO Smith Corp.	180,395
4,000	Aptargroup, Inc.	213,600
11,900	Barnes Group, Inc.	286,909
8,300	Brink's Co. (The)	246,925
3,300	Crane Co.	162,327
		1,090,156
	OIL & GAS - 2.8%
4,500	Gulfport Energy Corp. *	133,155
4,000	Stone Energy Corp. *	129,040
14,000	Vaalco Energy, Inc. *	99,400
		361,595
	OIL & GAS SERVICES - 1.5%
2,500	Oil States International, Inc. *	197,625

	REITS - 7.5%
6,300	Corporate Office Properties Trust	223,146
9,100	LaSalle Hotel Properties	254,618
2,900	Pebblebrook Hotel Trust	63,046
7,500	Senior Housing Properties Trust	181,125
8,800	Tanger Factory Outlet Centers	241,648
		963,583
	RETAIL - 7.0%
3,700	BJ's Wholesale Club, Inc. *	186,554
4,000	Buckle, Inc. (The) +	170,760
4,400	Childrens Place Retail Stores, Inc. (The) *	221,056
3,200	Dick's Sporting Goods, Inc. *	127,168
8,500	Finish Line, Inc. (The)	196,010
		901,548
	SAVINGS & LOANS - 4.3%
15,000	Astoria Financial Corp.	217,800
10,300	First Niagara Financial Group, Inc.	146,260
11,400	Washington Federal, Inc.	181,146
		545,206
	SOFTWARE - 2.8%
10,900	JDA Software Group, Inc. *	360,027

	TELECOMMUNICATIONS - 2.8%
4,300	GeoEye, Inc. *	142,631
5,200	Netgear, Inc. *	217,620
		360,251
	TRANSPORTATION - 6.5%
7,900	Arkansas Best Corp.	193,471
6,000	Bristow Group, Inc.	275,700
2,700	Genesee & Wyoming, Inc. *	160,245
5,400	Old Dominion Freight Line, Inc. *	201,582
		830,998

	TOTAL COMMON STOCK (Cost - $9,273,170)	12,075,047

	SHORT-TERM INVESTMENTS - 5.7%
	MONEY MARKET FUND - 5.7%
726,826	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 6/1/2011
	(Cost $726,826)	726,826

Principal
	COLLATERAL FOR SECURITIES LOANED - 2.9%
$ 373,198	BNY Mellon Overnight Government Fund, to yield 0.13%, 6/1/11 with a maturity
	value of $373,199 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $373,198)	373,198

	TOTAL INVESTMENTS - 102.8% (Cost - $10,373,194) (a)	$ 13,175,071
	OTHER LIABILITIES LESS ASSETS - (2.8) %	(362,774)
	NET ASSETS - 100.0%	$ 12,812,297

* Non-income producing securities.
+ All or a portion of the security is on loan.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 2,857,914
	Unrealized depreciation:	(56,037)
	Net unrealized appreciation:	$ 2,801,877

Saratoga International Equity Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2011 (Unaudited)
Shares			Value

	COMMON STOCK - 96.9%
	AGRICULTURE - 5.1%
3,700	British American Tobacco PLC		$ 165,873
122,520	China Green Holdings, Ltd.		99,151
2,720	Philip Morris International, Inc.		195,160
			460,184
	APPAREL - 2.8%
211,790	Peak Sport Products Co., Ltd.		154,563
28,700	Yue Yuen Industrial Holdings, Ltd.		99,797
			254,360
	BANKS - 10.1%
230	BNP Paribas		18,002
3,130	BNP Paribas - ADR		122,571
5,580	Credit Suisse Group AG *		239,893
11,590	DBS Group Holdings, Ltd.		139,005
1,560	DBS Group Holdings, Ltd. - ADR		74,786
3,788	Qatar National Bank SAQ		143,538
6,690	Standard Chartered PLC		179,430
			917,225
	BEVERAGES - 0.7%
278,810	Thai Beverage PCL		64,359

	BUILDING MATERIALS - 0.9%
3,880	CRH PLC - ADR		85,864

	CHEMICALS - 3.1%
4,520	Industries Qatar QSC		172,514
1,330	K+S AG		106,219
			278,733
	COAL - 1.3%
180,120	Fushan International Energy Group, Ltd.		115,806

	COMMERCIAL SERVICES - 3.8%
48,900	Hays PLC		87,866
422,625	Xiamen International Port Co., Ltd.		79,956
220,100	Zhejiang Expressway Co., Ltd.		173,264
			341,086
	COMPUTERS - 2.2%
660	Obic Co., Ltd.		118,432
1,140	Wincor Nixdorf AG		79,092
			197,524
	COSMETICS/PERSONAL CARE - 1.3%
6,580	Shiseido Co., Ltd.		113,588

	DISTRIBUTION/WHOLESALE - 1.5%
5,300	Mitsubishi Corp.		135,084

	DIVERSIFIED FINANCIAL SERVICES - 2.9%
62,840	China Everbright, Ltd.		130,685
30,520	Man Group PLC		129,361
			260,046
	ELECTRIC - 1.8%
11,780	AES Tiete SA		167,127

	ELECTRONICS - 0.9%
11,390	Venture Corp., Ltd.		82,026

	ENGINEERING & CONSTRUCTION - 5.1%
28,574	Cardno, Ltd.		172,455
34,170	Carillion PLC		215,562
28,530	Raubex Group, Ltd.		77,050
			465,067
	ENTERTAINMENT - 2.7%
39,430	Ladbrokes PLC		96,511
2,850	Sankyo Co., Ltd.		151,900
			248,411
	FOOD - 3.7%
2,240	Carrefour SA *		99,377
3,170	Danone		232,641
			332,018
	HEALTHCARE-PRODUCTS - 1.0%
36,490	Fisher & Paykel Healthcare Corp., Ltd.		86,538

	HOLDING COMPANIES-DIVERSIFIED - 1.3%
33,000	Shanghai Industrial Holdings, Ltd.		120,414

	HOME BUILDERS - 0.9%
6,870	Daiwa House Industry Co., Ltd.		84,185

	HOUSEHOLD PRODUCTS/WARES - 2.2%
3,480	Reckitt Benckiser Group PLC		196,910

	INSURANCE - 3.0%
780	AXA SA		16,708
4,230	AXA SA - ADR		90,776
2,850	Power Corp. of Canada		81,929
1,520	Vienna Insurance Group AG Wiener Versicherung Gruppe		86,529
			275,942
	LODGING - 0.7%
273,140	NagaCorp, Ltd.		67,793

	MACHINERY-DIVERSIFIED - 2.9%
2,790	Alstom SA		173,116
720	Pfeiffer Vacuum Technology AG		88,631
			261,747
	MEDIA - 1.8%
25,430	Television Broadcasts, Ltd.		161,265

	MINING - 3.9%
1,700	Anglo American PLC		85,042
7,040	Impala Platinum Holdings, Ltd.		195,873
4,330	Sumitomo Metal Mining Co., Ltd.		70,449
			351,364
	OFFICE/BUSINESS EQUIPMENT - 2.4%
1,770	Canon, Inc.		85,221
1,520	Neopost SA		136,124
			221,345
	OIL & GAS - 7.4%
337	Bashneft OAO *		92,843
3,460	Encana Corp.		117,821
4,400	Petroleo Brasileiro SA - ADR		137,544
4,090	Royal Dutch Shell PLC		147,746
3,010	Total SA		173,666
			669,620
	OIL & GAS SERVICES - 2.5%
8,600	SBM Offshore NV		227,009

	PHARMACEUTICALS - 4.6%
280	Roche Holding AG		49,294
1,290	Roche Holding AG - ADR		56,657
520	Sanofi-Aventis SA		41,192
2,870	Sanofi-Aventis SA - ADR		113,681
3,830	Santen Pharmaceutical Co., Ltd.		153,205
			414,029
	PRIVATE EQUITY - 1.5%
1,691	Eurazeo		134,394
54	Eurazeo * - (Stock Rights)		80
			134,474
	RETAIL - 3.0%
21,573	Esprit Holdings, Ltd.		81,221
74,730	Game Group PLC		57,558
27,730	Kingfisher PLC		131,235
			270,014
	SEMICONDUCTORS - 1.1%
1,770	Rohm Co., Ltd.		101,614

	TELECOMMUNICATIONS - 3.2%
7,840	Nokia OYJ - ADR		55,037
4,230	Vivendi SA		118,359
4,030	Vodafone Group PLC		112,961
			286,357
	TRANSPORTATION - 2.0%
9,480	Deutsche Post AG		178,721

	WATER - 1.6%
7,020	Suez Environnement Co.		147,390

	TOTAL COMMON STOCK (Cost - $8,046,839)		8,775,239

	SHORT-TERM INVESTMENTS - 1.7%
157,874	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 6/1/2011
	(Cost $157,874)		157,874

	TOTAL INVESTMENTS - 98.6% (Cost - $8,204,713) (a)		$ 8,933,113
	OTHER ASSETS LESS LIABILITIES - 1.4%		119,878
	NET ASSETS - 100.0%		$ 9,052,995

* Non-income producing securities.
ADR - American Depositary Receipt

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 1,148,063
		Unrealized depreciation:	(419,663)
		Net unrealized appreciation:	$ 728,400

Saratoga Health & Biotechnology Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2011 (Unaudited)
Shares		Value

	COMMON STOCK - 97.3%
	BIOTECHNOLOGY - 11.9%
15,700	Amgen, Inc. *	$ 950,478
11,500	Biogen Idec, Inc. *	1,089,395
		2,039,873
	ELECTRONICS - 4.2%
7,400	Waters Corp. *	729,344

	HEALTHCARE-PRODUCTS - 16.3%
3,700	Baxter International, Inc.	220,224
2,700	Becton Dickinson and Co.	236,385
20,300	Boston Scientific Corp. *	145,754
13,800	CareFusion Corp. *	399,924
1,800	CR Bard, Inc.	201,204
10,800	Johnson & Johnson	726,732
12,000	Medtronic, Inc.	488,400
4,600	Techne Corp.	374,900
		2,793,523
	HEALTHCARE-SERVICES - 11.3%
8,870	Molina Healthcare, Inc. *	241,073
23,600	UnitedHealth Group, Inc.	1,155,220
7,000	WellPoint, Inc.	547,190
		1,943,483
	PHARMACEUTICALS - 53.6%
26,300	AmerisourceBergen Corp.	1,084,086
15,000	AstraZeneca PLC - ADR	786,000
17,700	Cardinal Health, Inc.	803,934
7,318	Corcept Therapeutics, Inc. *	36,151
16,500	Eli Lilly & Co.	634,920
14,700	GlaxoSmithKline PLC - ADR	638,862
8,000	McKesson Corp.	684,880
5,200	Medicis Pharmaceutical Corp.	194,844
12,800	Novartis AG - ADR	825,856
20,000	Par Pharmaceutical Cos., Inc. *	687,200
31,500	Pfizer, Inc.	675,675
50,726	PharMerica Corp. * +	625,959
5,100	Sanofi-Aventis SA *	12,240
21,200	Sanofi-Aventis SA - ADR	839,732
2,500	Targacept, Inc. *	56,250
12,300	Teva Pharmaceutical Industries, Ltd. - ADR	626,070
		9,212,659

	TOTAL COMMON STOCK (Cost - $12,988,877)	16,718,882

	SHORT-TERM INVESTMENTS - 2.3%
400,861	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 6/1/2011
	(Cost - $400,861)	400,861

Principal
	COLLATERAL FOR SECURITIES LOANED - 0.0%
$ 2,600	BNY Mellon Overnight Government Fund, to yield 0.13%, 6/1/11 with a maturity
	value of $2,600 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $2,600)	2,600

	TOTAL INVESTMENTS - 99.6% (Cost - $13,392,338) (a)	$ 17,122,343
	OTHER ASSETS LESS LIABILITIES - 0.4%	68,285
	NET ASSETS - 100.0%	$ 17,190,628

* Non-income producing securities.
ADR - American Depositary Receipt
+ All or a portion of the security is on loan.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially
the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:	Unrealized appreciation:	$ 4,441,007
	Unrealized depreciation:	(711,002)
	Net unrealized appreciation:	$ 3,730,005

Saratoga Technology & Communications Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2011 (Unaudited)
Shares		Value

	COMMON STOCK - 96.9%
	AUTO MANUFACTURERS - 1.6%
57,013	Tesla Motors, Inc. * +	$ 1,718,372

	BIOTECHNOLOGY - 1.7%
26,141	Illumina, Inc. *	1,884,243

	COMMERCIAL SERVICES - 4.6%
39,900	Automatic Data Processing, Inc.	2,198,889
4,700	Mastercard, Inc. - Cl. A	1,349,135
24,021	SuccessFactors, Inc. *	842,417
6,700	Visa, Inc. - Cl. A	543,102
		4,933,543
	COMPUTERS - 19.3%
74,812	Accenture PLC - Cl. A	4,293,461
10,351	Apple, Inc. *	3,600,388
40,779	Cognizant Technology Solutions Corp. - Cl. A *	3,100,835
211,594	EMC Corp. *	6,024,081
69,300	Teradata Corp. *	3,866,247
		20,885,012
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.7%
39,225	Universal Display Corp. * +	1,871,817

	ELECTRONICS - 1.2%
19,561	Thermo Fisher Scientific, Inc. *	1,280,268

	INTERNET - 18.2%
31,700	Akamai Technologies, Inc. *	1,075,740
5,500	Amazon.com, Inc. *	1,081,795
23,751	Baidu Inc./China - ADR *	3,223,248
60,553	BroadSoft, Inc. *	2,394,266
12,264	Ctrip.com International, Ltd. - ADR *	551,880
4,715	F5 Networks, Inc. *	535,530
5,700	Netease.com - ADR *	262,941
6,401	priceline.com, Inc. *	3,297,731
26,301	Rackspace Hosting, Inc. * +	1,157,244
19,529	Shutterfly, Inc. *	1,183,848
10,800	Sina Corp. *	1,282,932
126,445	TIBCO Software, Inc. *	3,551,840
		19,598,995
	MISCELLANEOUS MANUFACTURING - 0.3%
4,777	Polypore International, Inc. *	313,132

	OIL & GAS SERVICES - 0.5%
7,228	National Oilwell Varco, Inc.	524,608

	SEMICONDUCTORS - 7.2%
39,401	Cavium Networks, Inc. *	1,752,556
248,956	Lattice Semiconductor Corp. *	1,640,620
29,095	Netlogic Microsystems, Inc. *	1,114,920
38,165	Rovi Corp. *	2,212,043
29,900	Texas Instruments, Inc.	1,055,470
		7,775,609
	SOFTWARE - 23.6%
24,595	Citrix Systems, Inc. *	2,155,014
297,216	Compuware Corp. *	3,028,631
40,091	Cornerstone OnDemand, Inc. *	774,157
59,887	Electronic Arts, Inc. *	1,461,842
33,302	Informatica Corp. *	1,953,495
69,694	Intuit, Inc. *	3,761,385
157,327	Oracle Corp.	5,383,730
54,900	QLIK Technologies, Inc. *	1,827,621
22,752	Salesforce.com, Inc. *	3,464,220
22,052	VeriFone Systems, Inc. *	1,061,363
6,424	Vmware, Inc. - Cl. A *	625,184
		25,496,642
	TELECOMMUNICATIONS - 17.0%
28,509	Acme Packet, Inc. *	2,157,846
207,700	Alcatel-Lucent - ADR *	1,177,659
54,200	Ciena Corp. *	1,449,850
76,700	Ixia *	1,207,258
143,168	JDS Uniphase Corp. *	2,890,562
67,978	Juniper Networks, Inc. *	2,488,675
18,920	LogMeIn, Inc. *	823,398
29,100	MetroPCS Communications, Inc. *	520,890
87,898	Qualcomm, Inc.	5,149,944
24,200	tw telecom, Inc. - Cl. A *	525,140
		18,391,222

	TOTAL COMMON STOCK (Cost - $93,350,334)	104,673,463

	SHORT-TERM INVESTMENTS - 4.0%
4,360,904	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 6/1/2011
	(Cost - $4,360,904)	4,360,904

Principal
	COLLATERAL FOR SECURITIES LOANED - 3.6%
$ 3,833,141	BNY Mellon Overnight Government Fund, to yield 0.13%, 6/1/11 with a maturity
	value of $3,833,155 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $3,833,141)	3,833,141

	TOTAL INVESTMENTS - 104.5% (Cost - $101,544,379) (a)	$ 112,867,508
	OTHER LIABILITIES LESS ASSETS - (4.5) %	(4,889,279)
	NET ASSETS - 100.0%	$ 107,978,229

* Non-income producing securities.
ADR - American Depositary Receipt
+ All or a portion of the security is on loan.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 11,485,857
	Unrealized depreciation:	(162,728)
	Net unrealized appreciation:	$ 11,323,129

Saratoga Energy & Basic Materials Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2011 (Unaudited)
Shares			Value

	COMMON STOCK - 98.3%
	CHEMICALS - 7.6%
7,431	Dow Chemical Co. (The)		$ 268,482
7,091	LyondellBasell Industries NV		310,657
			579,139
	COAL - 3.7%
5,475	Consol Energy, Inc.		280,703

	ELECTRIC - 2.5%
12,093	Calpine Corp. *		190,949

	ENGINEERING & CONSTRUCTION - 3.5%
7,748	Foster Wheeler AG *		265,446

	FOREST PRODUCTS & PAPER - 2.7%
8,217	AbitibiBowater, Inc. *		203,782

	IRON/STEEL - 6.9%
6,355	APERAM		232,311
3,170	Cliffs Natural Resources, Inc.		287,519
			519,830
	MINING - 6.2%
5,810	Freeport-McMoRan Copper & Gold, Inc.		300,028
8,225	Stillwater Mining Co. *		166,556
			466,584
	OIL & GAS - 30.4%
3,855	Anadarko Petroleum Corp.		306,550
1,269	Apache Corp.		158,117
12,253	BG Group PLC		283,290
2,660	Chevron Corp.		279,061
10,742	Cobalt International Energy, Inc. *		154,577
3,775	Hess Corp.		298,338
2,777	Marathon Oil Corp.		150,430
5,271	Plains Exploration & Production Co. *		194,236
3,463	SM Energy Co.		230,255
3,592	Transocean, Ltd.		248,962
			2,303,816
	OIL & GAS SERVICES - 28.0%
4,253	Baker Hughes, Inc.		314,424
3,746	Cameron International Corp. *		178,534
5,430	Halliburton Co.		272,315
5,473	Hornbeck Offshore Services, Inc. *		147,716
28,833	Newpark Resources, Inc. *		279,969
18,638	Petroleum Geo-Services ASA *		300,808
3,284	Schlumberger, Ltd.		281,505
9,060	Tesco Corp. *		184,552
11,776	Tetra Technologies, Inc. *		160,625
			2,120,448
	PIPELINES - 6.8%
14,322	El Paso Corp.		301,478
8,472	SemGroup Corp. *		215,612
			517,090

	TOTAL COMMON STOCK (Cost - $5,312,855)		7,447,787

	SHORT-TERM INVESTMENTS - 1.3%
99,987	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 6/1/2011
	(Cost - $99,987)		99,987

	TOTAL INVESTMENTS - 99.6% (Cost - $5,412,842) (a)		$ 7,547,774
	OTHER ASSETS LESS LIABILITIES - 0.4%		33,975
	NET ASSETS - 100.0%		$ 7,581,749

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 2,266,590
		Unrealized depreciation:	(131,658)
		Net unrealized appreciation:	$ 2,134,932

Saratoga Financial Services Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2011 (Unaudited)
Shares			Value

	COMMON STOCK - 96.4%
	BANKS - 39.0%
6,409	Bank of America Corp.		$ 75,306
1,567	Citigroup, Inc.		64,482
1,439	Comerica, Inc.		51,962
4,483	Fifth Third Bancorp		58,548
458	Goldman Sachs Group, Inc. (The)		64,454
1,563	JPMorgan Chase & Co.		67,584
732	M&T Bank Corp.		64,636
914	PNC Financial Services Group, Inc.		57,052
1,997	Standard Chartered PLC		53,442
1,452	State Street Corp.		66,458
2,603	US Bancorp		66,637
2,230	Wells Fargo & Co.		63,265
			753,826
	DIVERSIFIED FINANCIAL SERVICES - 27.0%
623	Affiliated Managers Group, Inc. *		65,870
965	American Express Co.		49,794
1,009	Ameriprise Financial, Inc.		61,781
369	BlackRock, Inc. - Cl. A		75,852
7,900	BM&FBovespa SA		56,389
2,885	Charles Schwab Corp. (The)		51,959
178	CME Group, Inc. - Cl. A		50,865
1,474	Discover Financial Services		35,140
580	Franklin Resources, Inc.		75,156
			522,806
	INSURANCE - 22.1%
1,124	ACE, Ltd.		77,354
1,242	Aflac, Inc.		59,355
424	Berkshire Hathaway, Inc. *		33,526
1,890	MetLife, Inc.		83,349
977	Prudential Financial, Inc.		62,313
570	Travelers Cos., Inc. (The)		35,386
2,887	Unum Group		75,957
			427,240
	REAL ESTATE - 2.4%
1,730	CB Richard Ellis Group, Inc. - Cl. A *		45,724

	REITS - 5.9%
681	Alexandria Real Estate Equities, Inc.		56,210
918	Digital Realty Trust, Inc.		57,255
			113,465

	TOTAL COMMON STOCK (Cost - $1,632,998)		1,863,061

	SHORT-TERM INVESTMENTS - 2.7%
53,076	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 6/1/2011
	(Cost $53,076)		53,076

	TOTAL INVESTMENTS - 99.1% (Cost - $1,686,074) (a)		$ 1,916,137
	OTHER ASSETS LESS LIABILITIES - 0.9%		17,391
	NET ASSETS - 100.0%		$ 1,933,528

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 250,641
		Unrealized depreciation:	(20,578)
		Net unrealized appreciation:	$ 230,063

Saratoga Investment Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2011 (Unaudited)

Principal			Value
	U.S. GOVERNMENT AND AGENCIES - 30.2%
	FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.3%
$ 88,689	5.375%, 8/15/11		$ 89,202
800,000	5.125%, 10/18/16		923,376
			1,012,578
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 11.0%
700,000	4.125%, 4/15/14		763,308
375,000	5.000%, 4/15/15		425,603
			1,188,911
	U.S. TREASURY NOTES - 4.8%
200,000	4.000%, 11/15/12		210,797
300,000	2.250%, 5/31/14		313,019
			523,816
	U.S. TREASURY INFLATION PROTECTION SECURITIES - 5.1%
500,000	0.625%, 4/15/13		549,254

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost - $3,021,939)		3,274,559

	CORPORATE BONDS AND NOTES - 67.1%
	BANKS - 12.7%
240,000	Bank of America Corp., 5.75%, 12/1/17		260,489
335,000	BB&T Corp., 3.375%, 9/25/13		350,119
390,000	Citigroup, Inc., 5.30%, 10/17/12		411,688
100,000	Goldman Sachs Group, Inc. (The), 1.753%, 3/22/16		95,359
250,000	Morgan Stanley, 5.625%, 1/9/12		257,408
			1,375,063
	CHEMICALS - 3.0%
300,000	Monsanto Co., 7.375%, 8/15/12		323,382

	COMMERCIAL MORTGAGE BACKED SECURITIES - 1.6%
173,159	Citigroup Commercial Mortgage Trust, 5.378%, 10/15/49		177,670

	DIVERSIFIED FINANCIAL SERVICES - 5.4%
478,000	General Electric Capital Corp., 5.500%, 1/8/20		516,383
65,000	National Rural Utilities Cooperative Finance Corp., 4.35%, 11/15/11		65,906
			582,289
	ELECTRIC - 8.6%
200,000	DPL, Inc., 6.875%, 9/1/11		202,802
510,000	FPL Group Capital, Inc., 5.625%, 9/1/11		516,467
200,000	Public Service Electric & Gas Co., 5.125%, 9/1/12		210,134
			929,403
	GAS - 4.8%
400,000	Consolidated Natural Gas Co., 6.250%, 11/1/11		409,160
100,000	Southern California Gas Co., 5.500%, 3/15/14		111,164
			520,324
	HEALTHCARE-PRODUCTS - 6.2%
325,000	Bard (C.R.), Inc., 2.875%, 1/15/16		333,593
300,000	Hospira, Inc., 5.90%, 6/15/14		332,514
			666,107
	INSURANCE - 10.7%
275,000	PartnerRe Finance LLC, 5.500%, 6/1/20		282,015
170,000	Protective Life Corp., 7.375%, 10/15/19		194,844
300,000	Prudential Financial, Inc., 6.00%, 12/1/17		339,807
320,000	WR Berkley Corp., 5.60%, 5/15/15		340,189
			1,156,855
	MISCELLANEOUS MANUFACTURING - 2.6%
240,000	Cooper US, Inc., 6.10%, 7/1/17		279,655

	OIL & GAS SERVICES - 2.7%
220,000	Weatherford International, Ltd., 9.625%, 3/1/19		288,471

	PHARMACEUTICALS - 2.5%
250,000	Merck & Co., Inc., 5.30%, 12/1/13		275,710

	REITS - 3.3%
325,000	Health Care REIT, Inc., 5.875%, 5/15/15		359,840

	TELECOMMUNICATIONS - 3.0%
300,000	Verizon Communications, Inc., 7.375%, 9/1/12		324,312

	TOTAL CORPORATE BONDS AND NOTES (Cost - $6,916,492)		7,259,081
Shares
	SHORT-TERM INVESTMENTS - 2.1%
226,032	Milestone Treasury Obligation Portfolio, Institutional Class, to yield 0.01%, 6/1/11
	(Cost - $226,032)		226,032

	TOTAL INVESTMENTS - 99.4% (Cost - $10,164,463) (a)		$ 10,759,672
	OTHER ASSETS LESS LIABILITIES - 0.6%		77,990
	TOTAL NET ASSETS - 100.0%		$ 10,837,662

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 600,325
		Unrealized depreciation:	(5,116)
		Net unrealized appreciation:	$ 595,209

Saratoga Municipal Bond Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2011 (Unaudited)
Principal			Value
	MUNICIPAL BONDS - 82.5%
	ALASKA - 3.8%
	Education - 3.8%
$ 150,000	City of Anchorage Schools, Series A, 5.00%, 10/1/20		$ 166,134

	CALIFORNIA - 8.3%
	Education - 3.2%
125,000	Alvord Unified School District, Series A, 5.90%, 2/1/20, MBIA		138,915
	General Obligation - 5.1%
100,000	Grossmont-Cuyamaca. CA Community College District, Series B, 5.00%, 8/1/23		116,109
100,000	State of California, Variable Purpose, 5.00%, 3/1/21		108,482
			224,591
			363,506
	CONNECTICUT - 2.3%
	General Obligation - 2.3%
100,000	Wilton, CT, 2.00%, 2/1/15		102,721

	DELAWARE - 3.3%
	General Obligation - 3.3%
135,000	State of Delaware - Series 2009A, 4.00%, 1/1/13		142,779

	FLORIDA - 4.4%
	Education - 2.0%
75,000	Florida State Board of Education, 5.00%, 1/1/18		87,496
	General Obligation - 2.4%
100,000	Tampa, FL Sales Tax Revenue, 4.00%, 10/1/20		103,801
			191,297
	INDIANA - 2.9%
	General Obligation - 2.9%
110,000	State of Indiana Financial Authority, 5.00%, 7/1/19		125,171

	IOWA - 2.3%
	Education - 2.3%
100,000	University of Iowa Revenue, 3.50%, 7/1/22		100,049

	KENTUCKY - 3.5%
	Education - 3.5%
150,000	Mercer County School District Finance Corp. School Building Revenue, 4.125%, 5/1/23		151,797

	LOUISIANA - 3.8%
	General Obligation - 3.8%
140,000	Louisiana State Series A, 5.00%, 9/1/19		165,988

	MAINE - 3.3%
	Education - 3.3%
140,000	University of Maine System Revenue, 4.50%, 3/1/26		143,654

	MICHIGAN - 2.4%
	Education - 2.4%
100,000	Ann Arbor Michigan School District Public School, 5.00%, 5/1/20		104,839

	MINNESOTA - 2.4%
	Education - 2.4%
100,000	St. Paul Independent School District, 5.00%, 2/1/12		103,105

	MISSOURI - 3.4%
	Education - 3.4%
130,000	Kirksville R-III School District, 5.00%, 3/1/20		148,967

	NEW JERSEY - 4.2%
	General Obligation - 3.0
125,000	Passaic, NJ, 3.25%, 8/1/18		129,695
	Housing - 1.2%
50,000	New Jersey Economic Development Authority, 4.00%, 9/1/16, MBIA		54,526
			184,221
	NEW YORK - 11.0%
	Education - 6.5%
100,000	City of Buffalo School District - Series A, 5.00%, 5/1/19		113,290
130,000	Dunkirk, NY City School District, 3.50%, 6/15/23		128,673
40,000	Yorktown, NY Central School District, 2.00%, 3/1/13		40,904
			282,867
	General Obligation - 1.7%
25,000	City of New York, 5.00%, 12/1/13, FSA		27,406
40,000	New York Dormitory Authority Personal Econ Development & Housing, 5.00%, 12/15/16		47,463
			74,869
	Water/Sewer - 2.8%
110,000	New York Environmental Facilities - NYC Municipal Water Finance, 5.25%, 6/15/13		120,780
			478,516
	NORTH CAROLINA - 6.0%
	General Obligation - 2.4%
100,000	Mecklenburg County, Series B, 4.50%, 2/1/18		102,791
	Water/Sewer - 3.6%
150,000	Wilmington, NC Water & Sewer System Revenue, 5.00%, 6/1/23		159,433
			262,224
	NORTH DAKOTA - 1.1%
	General Obligation - 1.1%
40,000	City of Fargo, 4.25%, 5/1/16, MN1		45,953

	SOUTH DAKOTA - 2.6%
	General Obligation - 2.6%
100,000	Heartland Consumers Power District Electric, Revenue, 6.00%, 1/1/17, FSA		113,437

	TEXAS - 6.1%
	General Obligation - 2.6%
100,000	San Antonio, TX Electric & Gas, Revenue, 4.00%, 2/1/16		111,763
	Water/Sewer - 3.5%
150,000	State Water Assistance, Series A, 4.50%, 8/1/22		152,877
			264,640
	UTAH - 2.8%
	General Obligation - 2.8%
120,000	County of Salt Lake, 3.00%, 12/15/20, JD15		124,392

	WEST VIRGINIA - 2.6%
	Housing - 2.6%
130,000	West Virginia Economic Development Authority - Series A, 4.00%, 6/15/26, MBIA		114,063

	TOTAL MUNICIPAL BONDS (Cost - $3,557,454)		3,597,453
Shares
	SHORT-TERM INVESTMENTS - 16.6%
728,001	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 6/1/2011
	(Cost - $728,001)		728,001

	TOTAL INVESTMENTS - 99.1% (Cost - $4,285,455) (a)		$ 4,325,454
	OTHER ASSETS LESS LIABILITIES - 0.9%		57,488
	TOTAL NET ASSETS - 100.0%		$ 4,382,942

FSA	Insured by Federal Security Assurance
MBIA	Insured by Municipal Bond Insurance Association

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 64,768
		Unrealized depreciation:	(24,769)
		Net unrealized appreciation:	$ 39,999

Saratoga US Government Money Market Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2011 (Unaudited)

Principal		Value
	U.S. GOVERNMENT - 20.0%
	UNITED STATES TREASURY BILLS - 11.4%
2,000,000	To Yield 0.240%, 9/22/11	$ 1,998,492

	UNITED STATES TREASURY NOTES - 8.6%
1,500,000	To Yield 0.875%, 1/31/12	1,506,292

	TOTAL U.S. GOVERNMENT (Cost - $3,504,784)	3,504,784

	REPURCHASE AGREEMENT - 80.0%
14,033,000	Merrill Lynch, 0.08%, due 6/1/10 with a full maturity value of $14,313,665
	(Fully collateralized by U.S. government agencies and obligations)
	(Cost - $14,033,000)	14,033,000

	TOTAL INVESTMENTS - 100.0% (Cost - $17,537,784)	$ 17,537,784
	OTHER ASSETS AND LIABILITIES - 0.0%	(8,484)
	TOTAL NET ASSETS - 100.0%	$ 17,529,300

James Alpha Global Enhanced Real Return Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2011 (Unaudited)
Shares			Value

	EXCHANGE TRADED FUNDS - 5.1%
	COMMODITY FUND - 0.9%
188	SPDR Gold Shares *		$ 28,132

	DEBT FUND - 4.2%
3,066	ProShares Short 20+ Year Treasury *		127,822

	TOTAL EXCHANGE TRADED FUNDS (Cost - $169,907)		155,954

	BONDS & NOTES - 15.3%
	DIVERSIFIED FINANCIAL SERVICES - 8.2%
250,000	East Lane Re, Ltd., 6.466%, 3/14/14		246,500

	OIL & GAS - 2.3%
100,000	Petroleos de Venezuela SA, 8.50%, 11/2/17		70,750

	TRANSPORTATION - 4.8%
150,000	Inversiones Alsacia SA, 8.00%, 8/18/18		144,225

	TOTAL BONDS & NOTES (Cost - $468,381)		461,475

	U.S. GOVERNMENT NOTES - 21.0%
	U.S. TREASURY INFLATION PROTECTION SECURITIES - 21.0%
600,000	1.125%, 1/15/21 (Cost - $605,033)		633,521

	SHORT-TERM INVESTMENTS - 58.3%
1,760,608	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 6/1/2011
	(Cost - $1,760,608)		1,760,608

	TOTAL INVESTMENTS - 99.7% (Cost - $3,003,930) (a)		$ 3,011,558
	OTHER ASSETS LESS LIABILITIES - 0.3%		6,934
	NET ASSETS - 100.0%		$ 3,018,492

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 28,663
		Unrealized depreciation:	(21,035)
		Net unrealized appreciation:	$ 7,628

Saratoga Advantage Trust
PORTFOLIO OF INVESTMENTS
May 31, 2011 (Unaudited)

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of May 31, 2011 for the Portfolio’s assets and liabilities measured at fair value:

Large Capitalization Value
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	21,534,091	-	-	21,534,091
Money Market Funds	499,195	-	-	499,195
Total	22,033,286	-	-	22,033,286

Large Capitalization Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	27,401,614	-	-	27,401,614
Money Market Funds	162,757	-	-	162,757
Collateral for Securities Loaned	310,437	-	-	310,437
Total	27,874,808	-	-	27,874,808

Mid Capitalization
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	15,464,219	-	-	15,464,219
Money Market Funds	698,992	-	-	698,992
Collateral for Securities Loaned	270,825	-	-	270,825
Total	16,434,036	-	-	16,434,036

Small Capitalization
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	12,075,047	-	-	12,075,047
Money Market Funds	726,826	-	-	726,826
Collateral for Securities Loaned	373,198	-	-	373,198
Total	13,175,071	-	-	13,175,071

International Equity
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	8,775,239	-	-	8,775,239
Money Market Funds	157,874	-	-	157,874
Total	8,933,113	-	-	8,933,113

Health & Biotechnology
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	16,718,882	-	-	16,718,882
Money Market Funds	400,861	-	-	400,861
Collateral for Securities Loaned	2,600	-	-	2,600
Total	17,122,343	-	-	17,122,343

Technology & Communications
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	104,673,463	-	-	104,673,463
Money Market Funds	4,360,904	-	-	4,360,904
Collateral for Securities Loaned	3,833,141	-	-	3,833,141
Total	112,867,508	-	-	112,867,508

Energy & Basic Materials
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	7,447,787	-	-	7,447,787
Money Market Funds	99,987	-	-	99,987
Total	7,547,774	-	-	7,547,774

Financial Services
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	1,863,061	-	-	1,863,061
Money Market Funds	53,076	-	-	53,076
Total	1,916,137	-	-	1,916,137

Investment Quality Bond
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	10,533,640	-	10,533,640
Money Market Funds	226,032	-	-	226,032
Total	226,032	10,533,640	-	10,759,672

Municipal Bond
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	3,597,453	-	3,597,453
Money Market Funds	728,001	-	-	728,001
Total	728,001	3,597,453	-	4,325,454

U.S. Government Money Market
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	3,504,784	-	3,504,784
Repurchase Agreement	-	14,033,000	-	14,033,000
Total	-	17,537,784	-	17,537,784

James Alpha Global Enhanced Real Return
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	155,954	-	-	155,954
Bonds & Notes	-	1,094,996	-	1,094,996
Money Market Funds	1,760,608	-	-	1,760,608
Total	1,916,562	1,094,996	-	3,011,558

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By (Signature and Title)

       /s/Bruce E. Ventimiglia, President and Chief Executive Officer

Date

8/1/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/Bruce E Ventimiglia, President and Chief Executive Officer

Date

8/1/11

By (Signature and Title)

       /s/Jonathan W. Ventimiglia, Treasurer and Chief Financial Officer

Date

8/1/11